Supplement to the

Fidelity® Global Balanced Fund (FGBLX)

A Class of shares of Fidelity Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

The following information supplements information found in the "Management Contract" section beginning on page 44.

The following table provides information relating to other accounts managed by Ms. Nikishkova as of December 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Global Balanced Fund managed by Ms. Nikishkova ($19 (in millions) assets managed).

As of December 31, 2012, the dollar range of shares of Fidelity Global Balanced Fund beneficially owned by Ms. Nikishkova was none.

GBLB-13-01  February 5, 2013
1.850948.108

Supplement to the

Fidelity Advisor® Global Balanced Fund
Class A (FGLAX), Class T (FGLTX), Class B (FGLBX), Class C (FGLCX), and Institutional Class (FGLIX)

Classes of shares of Fidelity® Global Balanced Fund

A Fund of Fidelity Charles Street Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

The following information supplements information found in the "Management Contract" section beginning on page 44.

The following table provides information relating to other accounts managed by Ms. Nikishkova as of December 31, 2012:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	1	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 19	none	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes assets of Fidelity Advisor Global Balanced Fund managed by Ms. Nikishkova ($19 (in millions) assets managed).

As of December 31, 2012, the dollar range of shares of Fidelity Advisor Global Balanced Fund beneficially owned by Ms. Nikishkova was none.

AGBL/AGBLIB-13-01  February 5, 2013
1.893762.106